UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05570

        Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Premium Income Municipal Fund, Inc. (NPI)
January 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 1.4% (1.0% of Total Investments)

$4,050	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 6.125%, 12/01/16	6/10 at 102.00	A-	$ 4,319,973

5,020	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Series 2002, 5.250%,	6/12 at 101.00	A+	5,305,738
	6/01/18

1,000	BMC Special Care Facilities Financing Authority of the City of Montgomery, Alabama, Revenue Bonds,	11/14 at 100.00	Baa1	1,012,600
	Baptist Medical Center, Series 2004C, 5.250%, 11/15/29

3,330	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/23 - FGIC	3/14 at 100.00	Aaa	3,578,318
	Insured

	Alaska - 1.0% (0.6% of Total Investments)

	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
2,000	5.250%, 9/01/17 - FGIC Insured	9/13 at 100.00	AAA	2,233,620
2,035	5.250%, 9/01/18 - FGIC Insured	9/13 at 100.00	AAA	2,268,740

5,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series	6/10 at 100.00	BBB	5,007,200
	2000, 6.500%, 6/01/31

	Arizona - 1.6% (1.1% of Total Investments)

5,000	Arizona School Facilities Board, Certificates of Participation, Series 2003B, 5.250%, 9/01/18 -	9/13 at 100.00	AAA	5,541,300
	FGIC Insured

5,700	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds,	7/05 at 101.50	AAA	5,958,780
	Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

4,130	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/18 - AMBAC	6/12 at 100.00	AAA	4,513,347
	Insured

	Arkansas - 1.1% (0.7% of Total Investments)

3,500	Arkansas Development Finance Authority, Drivers License Revenue Bonds, Arkansas State Police	6/07 at 100.00	AAA	3,744,020
	Headquarters and Wireless Data Equipment, Series 1997, 5.400%, 6/01/18 (Pre-refunded to 6/01/07) -
	FGIC Insured

480	Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds, Series 2000, 5.650%, 12/01/25 -	12/10 at 100.00	AAA	535,018
	AMBAC Insured

1,000	Sebastian County Community Junior College District, Arkansas, General Obligation Improvement Bonds,	4/09 at 100.00	AAA	1,125,330
	Series 1999, 5.950%, 4/01/29 (Pre-refunded to 4/01/09) - AMBAC Insured

5,245	University of Arkansas, Fayetteville, Athletic Facilities Revenue Bonds, Razorback Stadium, Series	9/09 at 100.00	Aaa	5,631,137
	1999, 5.050%, 9/15/20 - AMBAC Insured

	California - 16.3% (10.7% of Total Investments)

9,200	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	AAA	4,508,368
	2004A, 0.000%, 10/01/20 - AMBAC Insured

	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health
	System/West, Series 2003A:
3,700	5.000%, 3/01/28	3/13 at 100.00	A	3,744,511
7,000	5.000%, 3/01/33	3/13 at 100.00	A	7,057,610

5,500	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Catholic	No Opt. Call	BBB+	5,785,120
	Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)

	California, General Obligation Bonds, Series 2004:
5,000	5.000%, 4/01/10	No Opt. Call	A	5,457,600
2,000	5.125%, 2/01/25	2/14 at 100.00	A	2,130,520
10,000	5.125%, 2/01/26	2/14 at 100.00	A	10,606,500

4,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	A2	4,657,920
	5/01/15

4,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA-	4,541,840

23,725	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	6/05 at 100.00	Aa2	23,888,465
	California Projects, Series 1993A, 5.500%, 6/01/21

11,395	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 1993E,	No Opt. Call	A-	12,543,502
	5.500%, 6/01/15

3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric Company,	6/14 at 102.00	A2	3,876,516
	Series 1996A, 5.300%, 7/01/21

1,145	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16	No Opt. Call	AAA	1,616,946

4,750	North Orange County Community College District, California, General Obligation Bonds, Series 2003B,	8/14 at 100.00	AAA	5,175,268
	5.000%, 8/01/20 - FGIC Insured

20,000	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	26,849,800
	Bonds, Series 1990A, 7.600%, 5/01/23

5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	5,414,950
	Center, Series 2004, 5.875%, 7/01/26

2,000	Redwood City School District, San Mateo County, California, General Obligation Bonds, Series 2002,	7/12 at 100.00	AAA	2,096,900
	5.000%, 7/15/27 - FGIC Insured

3,700	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%,	8/13 at 100.00	AAA	3,984,197
	8/15/22 - MBIA Insured

	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Refunding Bonds,
	Multiple Projects, Series 1995A:
6,675	5.750%, 10/01/15 - FSA Insured	10/05 at 102.00	AAA	6,954,749
10,000	5.750%, 10/01/25 - FSA Insured	10/05 at 102.00	AAA	10,411,000

3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 - MBIA	9/14 at 100.00	AAA	3,683,610
	Insured

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
10,000	0.000%, 1/15/31 - MBIA Insured	No Opt. Call	AAA	2,688,900
9,025	0.000%, 1/15/36 - MBIA Insured	No Opt. Call	AAA	1,884,240

	Colorado - 4.7% (3.1% of Total Investments)

2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series 2004,	12/14 at 100.00	AAA	2,719,500
	5.000%, 12/01/21 - FGIC Insured

1,075	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-2, 7.250%,	4/10 at 105.00	AA	1,101,574
	10/01/31 (Alternative Minimum Tax)

780	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997B-2, 7.000%,	5/07 at 105.00	Aa2	788,408
	5/01/26 (Alternative Minimum Tax)

605	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997C-2, 6.875%,	11/07 at 105.00	Aa2	610,675
	11/01/28 (Alternative Minimum Tax)

9,450	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	11,431,098
	(Alternative Minimum Tax)

19,810	Denver, Colorado, Excise Tax Revenue Bonds, Convention Center, Series 2001A, 5.500%, 9/01/18 - FSA	3/11 at 100.00	AAA	22,182,247
	Insured

8,315	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	4/05 at 100.00	N/R	7,109,325
	Corporation, Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax) #

148	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	149,272
	1992A-2, 8.750%, 6/01/11

	Connecticut - 0.3% (0.1% of Total Investments)

1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,270,413

	District of Columbia - 4.5% (3.0% of Total Investments)

9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 - MBIA Insured	No Opt. Call	AAA	11,710,825

10,395	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue	6/05 at 103.00	AAA	10,715,998
	Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)

10,350	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 1997A,	8/07 at 102.00	AAA	11,093,441
	5.375%, 2/15/27 - AMBAC Insured

	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
14,105	0.000%, 4/01/24 - MBIA Insured	4/11 at 47.66	AAA	4,982,591
7,625	0.000%, 4/01/25 - MBIA Insured	4/11 at 44.82	AAA	2,527,230
16,665	0.000%, 4/01/32 - MBIA Insured	4/11 at 29.23	AAA	3,533,647

	Florida - 2.1% (1.4% of Total Investments)

8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series	10/13 at 100.00	AAA	8,801,600
	2003A, 5.375%, 10/0/16 (Alternative Minimum Tax) - MBIA Insured

5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue	4/10 at 101.00	N/R	5,968,512
	Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
	Minimum Tax)

5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A	5,525,650
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30

	Georgia - 1.9% (1.2% of Total Investments)

2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AAA	2,894,588
	Building, Series 2004, 5.250%, 5/01/24 - MBIA Insured

6,025	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.250%,	1/14 at 100.00	AAA	6,673,109
	1/01/20 - FSA Insured

4,845	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series	No Opt. Call	AAA	5,936,869
	1992P, 6.250%, 7/01/20 - AMBAC Insured

2,750	Savannah Housing Authority, Georgia, GNMA Collateralized Mortgage Revenue Refunding Bonds,	5/08 at 103.00	Aaa	2,929,053
	Plantation Oak Project, Series 2000, 6.350%, 11/20/39

	Hawaii - 1.1% (0.7% of Total Investments)

10,000	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 - MBIA Insured	9/13 at 100.00	AAA	11,057,800

	Idaho - 0.6% (0.4% of Total Investments)

5,000	Boise City, Idaho, Airport Revenue Certificates of Participation, Series 2000, 5.500%, 9/01/25	9/10 at 100.00	Aaa	5,438,250
	(Alternative Minimum Tax) - FGIC Insured

	Illinois - 10.0% (6.6% of Total Investments)

9,220	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	9,880,521
	Revenues, Series 1997A, 5.250%, 12/01/27 - AMBAC Insured

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
8,890	0.000%, 12/01/16 - FGIC Insured	No Opt. Call	AAA	5,343,157
10,000	0.000%, 12/01/20 - FGIC Insured	No Opt. Call	AAA	4,852,100
9,900	0.000%, 12/01/24 - FGIC Insured	No Opt. Call	AAA	3,841,893

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 - FGIC Insured	No Opt. Call	AAA	6,884,850
10,000	0.000%, 12/01/23 - FGIC Insured	No Opt. Call	AAA	4,100,500

9,000	Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International Airport, United Air Lines	No Opt. Call	N/R	3,690,000
	Inc. Project, Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13) #

4,530	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O'Hare International	7/05 at 101.00	AAA	4,582,639
	Airport, Series 1993C, 5.000%, 1/01/18 - MBIA Insured

330	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1996A,	3/06 at 105.00	Aaa	331,508
	7.000%, 9/01/27 (Alternative Minimum Tax)

770	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1997B,	9/07 at 105.00	Aaa	773,126
	6.950%, 9/01/28 (Alternative Minimum Tax)

8,740	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Illinois Power	2/05 at 101.00	AAA	8,847,502
	Company, Series 1994A, 5.700%, 2/01/24 - MBIA Insured

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,000	5.250%, 11/15/22	5/14 at 100.00	A	1,053,640
3,000	5.250%, 11/15/23	5/14 at 100.00	A	3,144,930

9,820	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997, 5.250%,	8/07 at 101.00	AAA	10,361,573
	8/01/27 - AMBAC Insured

10,040	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	6,520,478
	Project, Series 1992A, 0.000%, 6/15/15 - FGIC Insured

9,200	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	10,248,984
	Project, Series 1999A, 5.500%, 12/15/24 - FGIC Insured

3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality	No Opt. Call	AAA	4,047,120
	Facility, Series 1996A, 7.000%, 7/01/26

4,925	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	5,344,512
	General Obligation Bonds, Series 1992A, 9.000%, 6/01/06 - AMBAC Insured

785	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	851,866
	General Obligation Bonds, Series 1992B, 9.000%, 6/01/06 - AMBAC Insured

3,000	Upper Illinois River Valley Development Authority, Healthcare Facilities Revenue Bonds, Morris	12/11 at 101.00	BBB+	3,208,020
	Hospital, Series 2001, 6.625%, 12/01/31

	Indiana - 4.1% (2.7% of Total Investments)

5,000	Center Grove 2000 Building Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.500%,	7/11 at 100.00	AAA	5,607,000
	1/15/26 - AMBAC Insured

	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
1,910	5.000%, 8/01/21 - FSA Insured	8/14 at 100.00	AAA	2,060,508
2,005	5.000%, 8/01/22 - FSA Insured	8/14 at 100.00	AAA	2,153,149

4,565	Indiana State Office Building Corporation, Revenue Bonds, Correctional Facilities Program, Series	7/05 at 102.00	AAA	4,720,301
	1995A, 5.500%, 7/01/20 (Pre-refunded to 7/01/05) - AMBAC Insured

7,070	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AAA	8,012,997
	(Pre-refunded to 6/01/13) - FSA Insured

8,000	Steuben County Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 1995,	7/05 at 102.00	AAA	8,314,400
	6.375%, 7/15/16 (Pre-refunded to 7/15/05) - MBIA Insured

7,965	Wawasee Community School Corporation, Indiana, First Mortgage Bonds, New Elementary and Remodeling	1/12 at 101.00	AA-	8,946,925
	Building Corporation, Series 2000, 5.750%, 1/15/20

	Iowa - 1.5% (1.0% of Total Investments)

	Des Moines, Iowa, General Obligation Bonds, Series 2000D:
1,215	5.750%, 6/01/17 - MBIA Insured	6/08 at 100.00	AAA	1,328,469
1,410	5.800%, 6/01/18 - MBIA Insured	6/08 at 100.00	AAA	1,543,908

3,000	Iowa Financing Authority, Private College Revenue Refunding Bonds, Drake University Project, Series	12/05 at 102.00	AAA	3,132,000
	1996, 5.400%, 12/01/16 - MBIA Insured

4,585	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel Corporation,	No Opt. Call	AAA	6,461,641
	Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax)

2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000, 6.250%,	7/10 at 100.00	A1	2,179,020
	7/01/25

	Kansas - 1.2% (0.8% of Total Investments)

6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/21	3/14 at 100.00	AA+	6,507,720

4,685	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	6/08 at 105.00	Aaa	4,898,823
	Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

	Kentucky - 0.4% (0.3% of Total Investments)

	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2004:
1,210	5.000%, 6/01/19 - AMBAC Insured	6/14 at 100.00	Aaa	1,320,655
1,270	5.000%, 6/01/20 - AMBAC Insured	6/14 at 100.00	Aaa	1,380,935
1,335	5.000%, 6/01/21 - AMBAC Insured	6/14 at 100.00	Aaa	1,447,260

	Louisiana - 2.6% (1.7% of Total Investments)

2,915	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,240,839
	Bonds, Series 2002, 5.250%, 12/01/19 - AMBAC Insured

775	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000A, 7.450%,	9/09 at 101.00	Aaa	780,565
	12/01/31 (Alternative Minimum Tax)

11,860	Louisiana Stadium and Exposition District, Hotel Occupancy Tax Bonds, Series 1995B, 6.375%,	7/05 at 102.00	AAA	12,306,885
	7/01/25 (Pre-refunded to 7/01/05) - FGIC Insured

7,195	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	9,178,733
	Corporation Project, Series 1994, 11.000%, 2/01/14

	Maryland - 0.4% (0.3% of Total Investments)

3,600	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	3,799,620
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

	Massachusetts - 8.6% (5.7% of Total Investments)

10,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	10,733,900

13,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2000B, 6.000%, 6/01/16	6/10 at 100.00	AAA	14,932,450
	(Pre-refunded to 6/01/10)

4,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.250%, 10/01/22 (Pre-refunded to 10/01/13)	10/13 at 100.00	Aa2	4,501,680

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured	1/13 at 100.00	AAA	12,764,580
1,850	5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured	1/13 at 100.00	AAA	2,071,445

2,825	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	2,896,331
	Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

14,750	Massachusetts Industrial Finance Agency, General Obligation Bonds, Suffolk University, Series 1997,	7/07 at 102.00	AAA	15,713,470
	5.250%, 7/01/27 - AMBAC Insured

8,750	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.850%,	1/11 at 100.00	AAA	9,166,150
	7/01/35 (Alternative Minimum Tax) - AMBAC Insured

	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
7,000	5.250%, 1/01/22 - FGIC Insured	1/14 at 100.00	AAA	7,741,860
3,820	5.250%, 1/01/24 - FGIC Insured	1/14 at 100.00	AAA	4,203,604

	Michigan - 5.3% (3.5% of Total Investments)

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,565	5.250%, 4/01/22 - XLCA Insured	4/13 at 100.00	AAA	3,879,148
1,275	5.250%, 4/01/23 - XLCA Insured	4/13 at 100.00	AAA	1,384,573

	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1995A:
2,700	5.000%, 7/01/25 (Pre-refunded to 7/01/05) - MBIA Insured	7/05 at 100.00	AAA	2,732,751
1,270	5.000%, 7/01/25 - MBIA Insured	7/05 at 100.00	AAA	1,274,521
6,580	5.000%, 7/01/25 (Pre-refunded to 7/01/05) - MBIA Insured	7/05 at 100.00	AAA	6,659,815

10,510	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, Unlimited Tax General Obligation	5/08 at 100.00	AAA	11,178,436
	School Building and Site Refunding Bonds, Series 1997, 5.150%, 5/01/22 - FGIC Insured

10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	10,734,600
	5.000%, 10/15/23 - MBIA Insured

6,600	Michigan Housing Development Authority, Limited Obligation Multifamily Mortgage Revenue Refunding	7/07 at 102.00	AAA	6,809,484
	Bonds, Forest Hills Regency Square Project, Series 1999A, 5.750%, 7/01/29

6,390	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%,	12/12 at 100.00	AAA	7,050,470
	12/01/19 (Alternative Minimum Tax) - FGIC Insured

	Minnesota - 5.5% (3.6% of Total Investments)

13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	13,990,294

2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine	2/14 at 100.00	A-	2,112,020
	Health System - St. Mary's Duluth Clinic, Series 2004, 5.375%, 2/15/22

	Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rolling Hills
	Project, Series 2001A:
1,000	6.150%, 8/20/31	8/11 at 105.00	A1	1,093,540
2,000	6.200%, 2/20/43	8/11 at 105.00	A1	2,181,000

355	Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA Mortgage-Backed Securities Program	5/05 at 102.00	AAA	357,673
	Single Family Mortgage Revenue Bonds, Series 1994, 7.500%, 11/01/27 (Alternative Minimum Tax)

3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/08 at 101.00	AAA	3,179,940
	1998A, 5.000%, 1/01/22 - AMBAC Insured

1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,625,235

5,000	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview	11/07 at 102.00	AAA	5,475,400
	Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 - MBIA Insured

18,990	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic	11/15 at 103.00	AAA	24,175,220
	Center Project, Series 1996, 7.100%, 11/01/23 - FSA Insured

	Mississippi - 0.5% (0.3% of Total Investments)

4,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	4,438,048
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri - 2.9% (1.9% of Total Investments)

2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services -	2/14 at 100.00	N/R	2,073,140
	Heisinger Project, Series 2004, 5.250%, 2/01/24

1,310	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds,	3/07 at 105.00	AAA	1,315,646
	Homeownership Loan Program, Series 1996C, 7.450%, 9/01/27 (Alternative Minimum Tax)

	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series
	2001A:
3,000	5.250%, 6/01/21 - AMBAC Insured	6/11 at 101.00	AAA	3,240,780
4,150	5.250%, 6/01/28 - AMBAC Insured	6/11 at 101.00	AAA	4,402,154

4,985	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/09 at 103.00	AAA	5,130,961
	Program, Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)

11,120	St. Charles County Francis Howell School District, Missouri, General Obligation Refunding Bonds,	No Opt. Call	AAA	12,041,737
	Series 1994A, 7.800%, 3/01/08 - FGIC Insured

	Nevada - 9.1% (6.0% of Total Investments)

15,000	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series	6/11 at 100.00	AAA	16,354,350
	2001, 5.250%, 6/01/26 - FGIC Insured

14,810	Clark County School District, Nevada, General Obligation Bonds, Series 2001F, 5.500%, 6/15/18 -	12/11 at 100.00	AAA	16,768,919
	FSA Insured

10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18 -	6/12 at 100.00	AAA	11,723,326
	MBIA Insured

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier, Series 2000:
6,425	0.000%, 1/01/29 - AMBAC Insured	No Opt. Call	AAA	1,916,706
12,000	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	12,708,600

29,410	Nevada, Limited Tax General Obligation Bonds, Colorado River Commission, Series 1994, 5.500%,	7/05 at 100.50	AA	29,761,744
	7/01/27

	New Hampshire - 0.3% (0.2% of Total Investments)

2,570	New Hampshire Housing Finance Agency, Single Family Residential Mortgage Bonds, Series 1993B,	7/05 at 100.00	Aa2	2,584,495
	6.050%, 7/01/25

700	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Revenue Bonds, Series	7/06 at 102.00	Aa2	723,464
	1996B, 6.400%, 1/01/27 (Alternative Minimum Tax)

	New Jersey - 6.6% (4.3% of Total Investments)

10,150	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District Project,	1/10 at 100.00	AAA	11,125,720
	Series 1999B, 5.625%, 1/01/26 - FSA Insured

10,000	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue Bonds,	10/10 at 100.00	Aaa	11,549,400
	County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded to 10/01/10) -
	FGIC Insured

5,315	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U,	10/07 at 101.50	AAA	5,513,090
	5.850%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
5,000	5.500%, 6/15/19 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	5,758,850
5,410	5.500%, 6/15/20 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	6,231,076
9,250	5.500%, 6/15/23 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	10,653,873

	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
3,915	6.000%, 1/01/14 - MBIA Insured	No Opt. Call	AAA	4,667,267
7,585	6.000%, 1/01/14 - MBIA Insured	No Opt. Call	AAA	9,023,192

	New Mexico - 0.9% (0.6% of Total Investments)

1,385	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000D-2,	3/10 at 102.50	AAA	1,477,837
	6.850%, 9/01/31 (Alternative Minimum Tax)

5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997,	No Opt. Call	AAA	6,949,974
	6.000%, 2/01/27 - FSA Insured

	New York - 15.3% (10.1% of Total Investments)

14,580	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	A-	15,533,824
	5.250%, 12/01/26

3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	3,286,620
	2002A, 5.125%, 11/15/21 - FGIC Insured

2,000	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000, 6.500%,	6/10 at 101.00	BBB	2,011,080
	6/01/35

6,000	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	6,613,920
	Pre-refunded to 10/15/07)

8,270	New York City, New York, General Obligation Bonds, Fiscal Series 2004G, 5.000%, 8/01/14	No Opt. Call	A	9,091,211

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	A	5,510,000

5,395	New York City, New York, General Obligation Bonds, Fiscal Series 1996G, 5.750%, 2/01/07	2/06 at 101.50	A	5,639,879

12,500	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	A	13,462,125

6,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	A	6,542,580

10,370	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/06 at 101.00	AAA	10,951,757
	Fiscal Series 1996B, 5.750%, 6/15/26 - MBIA Insured

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United Jewish
	Appeal - Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa2	2,407,761
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa2	2,252,889
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa2	2,686,418
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa2	1,510,576

	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2004A:
1,025	5.250%, 7/01/20	7/14 at 100.00	A+	1,134,429
1,000	5.250%, 7/01/22	7/14 at 100.00	A+	1,101,780
500	5.250%, 7/01/24	7/14 at 100.00	A+	547,185

	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 1996:
1,160	5.500%, 7/01/25 (Pre-refunded to 7/01/06) - MBIA Insured	7/06 at 102.00	AAA	1,233,973
840	5.500%, 7/01/25 - MBIA Insured	7/06 at 102.00	AAA	888,023

1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/14 at 100.00	AA-	2,173,473
	Community Colleges, Series 2004B, 5.250%, 7/01/20

3,080	New York State Medical Care Facilities Finance Agency, FHA-Insured Hospital and Nursing Home	2/05 at 101.00	AAA	3,162,944
	Mortgage Revenue Bonds, Series 1993B, 5.500%, 2/15/22

6,460	New York State Urban Development Corporation, State Personal Income Tax, Revenue Bonds, Series	3/14 at 100.00	AAA	6,865,623
	2004A-1, 5.000%, 3/15/26 - FGIC Insured

14,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA-	15,519,700
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

5,000	Port Authority of New York and New Jersey, Revenue Bonds, One Hundred Thrity-Fifth Series 2004,	3/14 at 101.00	AAA	5,297,450
	5.000%, 9/15/28 - XLCA Insured

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
4,825	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	5,195,560
1,665	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,784,580

7,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/10 at 100.00	AA-	8,104,554
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

9,515	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series	11/12 at 100.00	AA-	10,149,080
	2002B, 5.000%, 11/15/22

	North Carolina - 1.0% (0.7% of Total Investments)

	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series
	2003G:
5,785	5.250%, 6/01/22	6/13 at 100.00	AA+	6,325,030
3,475	5.250%, 6/01/23	6/13 at 100.00	AA+	3,791,642

	North Dakota - 1.2% (0.8% of Total Investments)

9,650	Dickinson, North Dakota, Health Care Facilities Revenue Bonds, BHS Long Term Care Inc., Series	2/10 at 102.00	AA	11,544,295
	1990, 7.625%, 2/15/20 - RAAI Insured

	Ohio - 1.8% (1.2% of Total Investments)

4,265	Franklin County, Ohio, Hospital Revenue and Improvement Bonds, Children's Hospital Project, Series	5/11 at 101.00	Aaa	4,710,735
	2001, 5.500%, 5/01/28 - AMBAC Insured

2,720	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/20	6/13 at 100.00	AA	3,018,384

2,000	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	A-	2,198,180
	Obligated Group, Series 2000A, 6.125%, 11/15/16

7,000	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity Health	10/10 at 100.00	A3	7,815,150
	System, Series 2000, 6.500%, 10/01/30

	Oregon - 0.3% (0.2% of Total Investments)

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%,	11/14 at 100.00	AA+	2,722,900
	11/15/21

	Pennsylvania - 4.4% (2.9% of Total Investments)

	Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds, Franklin and Marshall College,
	Series 2003C:
1,340	5.250%, 4/15/15	4/13 at 100.00	A+	1,482,656
1,960	5.250%, 4/15/17	4/13 at 100.00	A+	2,155,726

1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,055,060

	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 - FSA Insured	9/14 at 100.00	AAA	4,840,127
4,735	5.000%, 9/01/22 - FSA Insured	9/14 at 100.00	AAA	5,063,940

8,405	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue Bonds,	4/08 at 103.00	N/R	7,982,901
	Cricket Court Apartments, Series 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)

5,295	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 1995B, 5.500%,	9/05 at 101.00	AAA	5,451,626
	9/01/25 (Pre-refunded to 9/01/05) - AMBAC Insured

14,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	15,442,840
	District Project, Series 2003, 5.250%, 6/01/24 - FSA Insured

	Rhode Island - 0.1% (0.0% of Total Investments)

1,380	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building	4/10 at 101.00	Aaa	1,551,189
	Projects, Series 1999A, 5.625%, 4/01/15 - AMBAC Insured

	South Carolina - 6.3% (4.2% of Total Investments)

8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH,	12/14 at 100.00	A	9,231,212
	Series 2004, 5.250%, 12/01/24

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003:
5,090	5.250%, 12/01/18	12/13 at 100.00	AA-	5,547,387
3,595	5.250%, 12/01/20	12/13 at 100.00	AA-	3,901,366
1,865	5.250%, 12/01/21	12/13 at 100.00	AA-	2,018,172

	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
1,805	6.000%, 5/01/19	5/14 at 100.00	A	2,037,755
2,400	5.500%, 5/01/24	5/14 at 100.00	A	2,548,416

15,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue	8/13 at 100.00	BBB	16,286,550
	Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed
	Bonds, Series 2001B:
8,915	6.000%, 5/15/22	5/11 at 101.00	BBB	8,932,295
7,500	6.375%, 5/15/28	5/11 at 101.00	BBB	7,503,375
4,150	6.375%, 5/15/30	No Opt. Call	BBB	4,113,480

	South Dakota - 0.1% (0.0% of Total Investments)

2,045	South Dakota State University, Revenue Bonds, Housing and Auxiliary Facilities, Series 2004,	4/14 at 100.00	AAA	2,217,700
	5.000%, 4/01/20 - MBIA Insured

	Tennessee - 0.4% (0.3% of Total Investments)

3,930	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%, 7/01/34	7/13 at 100.00	AA	4,109,994
	(Alternative Minimum Tax)

	Texas - 12.9% (8.5% of Total Investments)

10,205	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/05 at 100.00	CCC	7,419,341
	1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

3,289	Austin Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing Revenue Bonds,	12/10 at 105.00	Aaa	3,709,170
	Fairway Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)

2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project,	10/13 at 101.00	BBB	2,357,432
	Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)

	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
4,850	6.000%, 2/15/16 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	5,541,513
175	6.000%, 2/15/16	2/10 at 100.00	AAA	197,852

865	Harlingen Housing Finance Corporation, Texas, GNMA/FNMA Single Family Mortgage Revenue Bonds,	9/10 at 105.00	AAA	907,731
	Series 2000A, 6.700%, 9/01/33 (Alternative Minimum Tax)

4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B,	11/11 at 100.00	AAA	4,182,600
	5.250%, 11/15/40 - MBIA Insured

	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990:
2,335	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	2,505,618
5,145	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	5,742,900

19,125	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 2000, 6.000%, 2/15/15 -	8/10 at 100.00	AAA	21,662,314
	MBIA Insured

6,000	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001B, 5.500%, 3/01/15 - FSA	3/11 at 100.00	AAA	6,711,480
	Insured

9,250	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 - FSA	7/10 at 100.00	AAA	10,117,188
	Insured

5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/25 -	5/14 at 100.00	AAA	5,458,300
	MBIA Insured

3,400	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	AAA	3,731,296
	5.250%, 5/15/24 - AMBAC Insured

1,505	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	1,655,575
	Corporation, Series 2003C, 5.250%, 5/15/23 - AMBAC Insured

4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist	11/10 at 101.00	A	4,410,600
	Health System - Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30

12,020	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage Loan	12/10 at 105.00	Aaa	13,738,499
	Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing Center,
	Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32

5,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series 1999,	3/13 at 100.00	AAA	5,545,900
	5.250%, 3/01/17 - FSA Insured

10,000	Texas A&M University, Financing System Revenue Bonds, Series 1999, 5.550%, 5/15/29 - MBIA Insured	5/09 at 100.00	AAA	10,873,200

25,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A,	No Opt. Call	AAA	9,876,750
	0.000%, 8/15/24 - AMBAC Insured

	Utah - 0.2% (0.0% of Total Investments)

1,945	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/28	7/07 at 101.50	AAA	2,008,329
	(Alternative Minimum Tax)

	Vermont - 0.2% (0.1% of Total Investments)

1,645	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 1997-9, 5.900%, 5/01/29	6/07 at 101.50	AAA	1,701,769
	(Alternative Minimum Tax) - MBIA Insured

	Virginia - 0.5% (0.3% of Total Investments)

4,870	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	5,019,314
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)

	Washington - 7.9% (5.2% of Total Investments)

	Public Utility District 1, Chelan County, Washington, Revenue Bonds, Chelan Hydro Consolidated
	System, Series 1997A:
11,820	5.650%, 7/01/32 (Alternative Minimum Tax) (Optional put 7/01/09) (Mandatory put 7/01/24)	7/07 at 102.00	AA	12,321,168
8,000	5.650%, 7/01/32 (Alternative Minimum Tax) (Optional put 7/01/09) (Mandatory put 7/01/27)	7/07 at 102.00	AA	8,294,720

2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series	7/12 at 100.00	AAA	2,862,800
	2002C, 5.750%, 7/01/17 - MBIA Insured

3,125	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series	6/14 at 100.00	Aaa	3,518,719
	2004A, 5.375%, 12/01/20 - MBIA Insured

5,000	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.250%,	12/11 at 100.00	AAA	5,429,000
	12/01/26 - MBIA Insured

4,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services, Series	11/08 at 101.00	Aaa	5,107,438
	1998, 5.125%, 11/15/22 - AMBAC Insured

14,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1998A,	7/08 at 102.00	Aaa	15,680,445
	5.000%, 7/01/12

	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1997A:
5,220	5.250%, 7/01/14 - FSA Insured	7/07 at 102.00	AAA	5,626,481
9,350	5.250%, 7/01/15	7/07 at 102.00	Aaa	10,062,002

7,775	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1998A,	7/08 at 102.00	Aaa	8,227,350
	5.125%, 7/01/18

	West Virginia - 0.1% (0.1% of Total Investments)

1,255	West Virginia University, Unlimited Student Fees General Revenue Bonds, West Virginia University	10/14 at 100.00	AAA	1,341,746
	Project, Series 2004C, 5.000%, 10/01/25 - FGIC Insured

	Wisconsin - 2.8% (1.9% of Total Investments)

	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A:
1,000	5.125%, 8/01/22 - AMBAC Insured	8/13 at 100.00	AAA	1,079,570
1,345	5.125%, 8/01/23 - AMBAC Insured	8/13 at 100.00	AAA	1,448,000

	Wisconsin, General Obligation Bonds, Series 2004-3:
1,720	5.250%, 5/01/19 - FGIC Insured	5/14 at 100.00	AAA	1,919,279
1,265	5.250%, 5/01/21 - FGIC Insured	5/14 at 100.00	AAA	1,404,251

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc.,	7/11 at 100.00	A-	1,075,550
	Series 2001, 6.000%, 7/01/21

2,175	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series	10/11 at 100.00	BBB	2,286,316
	2001, 6.125%, 10/01/16

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	8/13 at 100.00	A	2,067,080
	Inc., Series 2003A, 5.250%, 8/15/25

9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	9,964,440
	Series 2003, 6.400%, 4/15/33

6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	A-	6,464,942
	Christian Charity Healthcare Ministry, Series 2003A, 6.000%, 9/01/22

$1,480,667	Total Long-Term Investments (cost $1,399,286,031) - 152.0%			1,491,986,084

	Other Assets Less Liabilities - 1.5%			14,635,061

	Preferred Shares, at Liquidation Value - (53.5)%			(525,000,000)

	Net Assets Applicable to Common Shares - 100%			$981,621,145

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy
	protection. The Advisor determined that it was likely United would not remain current on their interest payment
	obligations with respect to these bonds and thus has stopped accruing interest.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income on
	taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At January 31, 2005, the cost of investments was $1,398,223,541.

	Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005,
	were as follows:

	Gross unrealized:
	Appreciation	$104,132,426
	Depreciation	(10,369,883)

	Net unrealized appreciation of investments	$93,762,543

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/01/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/01/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/01/05

* Print the name and title of each signing officer under his or her signature.